Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)	Accumulated other comprehensive loss:
	December 31,
	2023	2024
Accumulated foreign currency translation adjustments	(10,340)	(12,140)
Accumulated unrealized gain on derivative instruments, net	26	26

Total other comprehensive loss	$(10,314)	$(12,114)